Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

Note T.

Segment Information

In January 2016, the company made a number of changes to its organizational structure and management system consistent with its ongoing transformation to a cognitive solutions and cloud platform business. With these changes, the company has updated its reportable segments. The company continues to have five reportable segments as follows:

The Cognitive Solutions segment includes solutions units that address many of the company’s strategic areas, including analytics, commerce and security, several of the new initiatives around Watson, Watson Health, Watson Internet of Things and Transaction Processing Software. The Technology Services & Cloud Platforms segment includes the company’s cloud infrastructure and platform capabilities, the previously reported Global Technology Services business and Integration Software. Operating Systems Software has been aligned with the underlying hardware platforms in the Systems segment. The Global Business Services and Global Financing segments remain unchanged.

The company also realigned a portion of its software support revenue, which was previously managed and reported in Integrated Technology Services within the previously reported Global Technology Services, to the underlying software product areas.

Previously reported segment information has been recast throughout the financial statements, as applicable, for all periods presented to reflect the changes in the company’s reportable segments.

The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Information about each segment’s business and the products and services that generate each segment’s revenue is located in the “Description of Business” section on pages 9 to 11, and in “Segment Details,” on pages 13 to 18 in the Management Discussion.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems that are used by Technology Services & Cloud Platforms in outsourcing engagements are primarily sourced internally from the Systems segment and software is sourced from various segments. Software used by Technology Services & Cloud Platforms on external engagements is sourced internally through Cognitive Solutions and the Systems segments. For providing IT services that are used internally, Technology Services & Cloud Platforms and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. They enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by senior management, both in evaluating the performance of, and in allocating resources to, each of the segments.

The following tables reflect this recast for the prior-year periods.

Management System Segment View

($ in millions)
Cognitive Solutions &
Industry Services
			Technology
		Global	Services &
Cognitive		Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2015
External revenue	$17,841	$17,166	$35,142	$9,547	$1,840	$81,535
Internal revenue	2,215	499	698	778	2,637	6,826
Total revenue	$20,055	$17,664	$35,840	$10,325	$4,477	$88,361
Pre-tax income
from continuing operations	$7,245	$2,602	$5,669	$1,722	$2,364	$19,602
Revenue year-to-year change	(8.4)%	(11.9)%	(9.8)%	(22.4)%	(1.0)%	(11.2)%
Pre-tax income year-to-year change	(11.8)%	(22.3)%	(20.0)%	24.4%	8.0%	(11.8)%
Pre-tax income margin	36.1%	14.7%	15.8%	16.7%	52.8%	22.2%

2014
External revenue	$19,689	$19,512	$38,889	$12,294	$2,034	$92,418
Internal revenue	2,216	543	840	1,006	2,488	7,093
Total revenue	$21,906	$20,055	$39,729	$13,300	$4,522	$99,512
Pre-tax income
from continuing operations	$8,215	$3,347	$7,084	$1,384	$2,189	$22,219
Revenue year-to-year change	(0.1)%	(8.5)%	(0.9)%	(19.8)%	5.1%	(5.1)%
Pre-tax income year-to-year change	(5.2)%	(2.9)%	(7.3)%	(21.5)%	0.8%	(6.2)%
Pre-tax income margin	37.5%	16.7%	17.8%	10.4%	48.4%	22.3%

2013
External revenue	$19,887	$21,210	$39,139	$15,630	$2,022	$97,889
Internal revenue	2,032	714	965	949	2,282	6,941
Total revenue	$21,919	$21,924	$40,104	$16,579	$4,304	$104,830
Pre-tax income
from continuing operations	$8,663	$3,447	$7,645	$1,764	$2,171	$23,690
Pre-tax income margin	39.5%	15.7%	19.1%	10.6%	50.4%	22.6%

Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2015	2014	2013
Revenue
Total reportable segments	$88,361	$99,512	$104,830
Other revenue	206	374	478
Elimination of internal transactions	(6,826)	(7,093)	(6,941)
Total IBM consolidated revenue	$81,741	$92,793	$98,367

($ in millions)

For the year ended December 31:	2015	2014	2013
Pre-tax income from continuing operations:
Total reportable segments	$19,602	$22,219	$23,690
Amortization of acquired intangible assets	(677)	(791)	(758)
Acquisition-related charges	(26)	(12)	(46)
Non-operating retirement- related (costs)/income	(1,050)	(353)	(1,062)
Elimination of internal transactions	(1,791)	(1,872)	(1,483)
Unallocated corporate amounts*	(114)	795	(98)
Total pre-tax income from continuing operations	$15,945	$19,986	$20,244

*      The 2014 and 2013 amounts include the gain related to the Retail Store Solutions divestiture. The 2014 amount also includes the net gain related to the System x business divestiture.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Cognitive Solutions assets are mainly goodwill, acquired intangible assets and accounts receivable. Global Business Services assets are primarily goodwill and accounts receivable. Technology Services & Cloud Platforms assets are primarily plant, property and equipment, including the assets associated with the outsourcing business, goodwill, accounts receivable, deferred services arrangement transition costs, maintenance parts inventory and acquired intangible assets. Systems assets are primarily goodwill, plant, property and equipment, and manufacturing inventory. Global Financing assets are primarily financing receivables and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page 127. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on page 11, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 56 of the Management Discussion.

Management System Segment View

($ in millions)

	Cognitive Solutions &
	Industry Services
			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2015
Assets	$20,017	$8,327	$23,530	$3,967	$36,157	$91,999
Depreciation/amortization of intangibles*	921	81	1,944	321	343	3,610
Capital expenditures/investments in intangibles	448	86	2,619	321	356	3,830
Interest income	—	—	—	—	1,720	1,720
Interest expense	—	—	—	—	469	469

2014
Assets	$19,525	$8,831	$22,512	$4,219	$38,845	$93,933
Depreciation/amortization of intangibles*	1,040	98	1,982	734	455	4,308
Capital expenditures/investments in intangibles	413	79	2,321	627	482	3,921
Interest income	—	—	—	—	1,951	1,951
Interest expense	—	—	—	—	518	518

2013
Assets	$20,705	$9,701	$22,981	$4,974	$40,138	$98,499
Depreciation/amortization of intangibles*	1,037	117	1,774	462	574	3,963
Capital expenditures/investments in intangibles	410	118	1,990	424	467	3,410
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

*              Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliations of IBM as Reported

($ in millions)

At December 31:	2015	2014		2013
Assets
Total reportable segments	$91,999	$93,933		$98,499
Elimination of internal transactions	(4,709)	(5,193)		(4,740)
Unallocated amounts
Cash and marketable securities	6,634	7,182		9,697
Notes and accounts receivable	2,333	4,253		2,907
Deferred tax assets	4,693	6,465	*	4,030	*
Plant, other property and equipment	2,650	2,169		4,827
Pension assets	1,734	2,160		5,551
Other	5,161	6,303	**	4,869	**
Total IBM consolidated assets	$110,495	$117,271	* **	$125,641	* **

* Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B,
"Accounting Changes," for additional information.

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B,
“Accounting Changes,” for additional information.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2015, 2014 or 2013.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)

For the year ended December 31:	2015	2014	2013
United States	$30,514	$32,021	$33,427
Other countries	51,227	60,772	64,941
Total IBM consolidated revenue	$81,741	$92,793	$98,367

*              Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2015	2014	2013
United States	$4,644	$4,388	$6,723
Other countries	5,532	5,690	6,257
Total	$10,176	$10,078	$12,979

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services; software-as-a-service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)

For the year ended December 31:	2015	2014	2013
Cognitive Solutions
Software	$14,557	$16,502	$16,897
Services	3,175	3,143	2,978
Systems	108	44	12
Global Business Services
Services	$16,851	$19,202	$20,874
Software	164	186	227
Systems	151	124	109
Technology Services & Cloud Platforms
Services	$23,947	$26,462	$26,483
Maintenance	6,085	6,790	7,038
Software	3,907	4,332	4,296
Systems	1,203	1,304	1,322
Systems
Servers	$5,032	$7,177	$9,795
Storage	2,325	2,641	3,006
Software	1,749	2,053	2,386
Services	442	423	443
Global Financing
Financing	$1,386	$1,543	$1,493
Used equipment sales	454	491	529